Accounts Receivable	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Accounts Receivable

3. ACCOUNTS RECEIVABLE

Accounts receivable at June 30, 2011 and 2010 was as follows:

	2011	2010
Accounts receivable	$141,609	$48,567
Allowance for doubtful accounts	(37,785)	(23,920)
	$103,824	$24,647

Bad debt expense on trade accounts receivable for 2011 and 2010 was $13,865 and $7,463, respectively.